Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2024 USD ($)	Dec. 19, 2023	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Translation ratio		7.7693				7.7693
Percentage of related party transaction		10.00%	10.00%
Deferred offering costs				$ 18,758,367				$ 2,414,422
Fair value of the underlying asset percentage		90.00%	90.00%
Impairment of long-lived assets (in Dollars)
Revenue recognized			$ 701,652	297,883	$ 1,703,815
Percentage of tax benefit		50.00%	50.00%
Penalties and interest incurred (in Dollars)
Advertising expenses		$ 1,266,243	$ 162,980	$ 93,861	$ 32,517
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Income (or loss) from continuing operations rate	5.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Income (or loss) from continuing operations rate	5.00%
Short-Term Contract with Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized		$ 5,451,346
Computer hardware [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		5 years				5 years
Alpha HK [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage		100.00%				100.00%	100.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage		11.00%	11.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounted [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage				20.00%	25.00%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage		7.00%	7.00%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounted [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage				13.00%
Supplier Two [Member] | Customer Concentration Risk [Member] | Accounted [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage					25.00%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounted [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage					12.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage		21.00%	21.00%	35.00%	33.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage		43.00%	43.00%	80.00%	100.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage		19.00%	19.00%	33.00%	31.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage		30.00%	30.00%	10.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage		12.00%	12.00%	16.00%	25.00%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs